MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.3 - Schedule 1

ATR QM Data Fields
Loans in Report: 1

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXXX	9604225	Non-QM: Compliant with ATR	No	Yes
1